Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL
Summary of Goodwill by the Cash-Generating Unit or Group of Cash-Generating Units

		Balance as of	Balance as of	Transfer on	Balance as of
		1-1-2018	12-31-2018	mergers	12-31-2019
Company	Cash-Generating Unit	ThCh$	ThCh$	ThCh$	ThCh$
Enel Generación Chile S.A.	Generación Chile	—	—	24,860,356	24,860,356
GasAtacama Chile S.A.	Generación Chile	24,860,356	24,860,356	(24,860,356)	—
	Total	24,860,356	24,860,356	—	24,860,356